Schedule of Investments
March 31, 2021 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.77%

Agricultural Chemicals - 1.15%
Scotts Miracle-Gro Co.	6,026	1,476,189

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.53%
Canada Goose Holdings, Inc. (Canada) (2)	20,186	792,300
Luluemon Athletica, Inc. (Canada) (2)	3,787	1,161,511

		1,953,811

Auto Controls For Regulating Residential & Comml Environments - 0.55%
Trane Technologies PLC (Ireland)	4,323	700,650

Biological Products, (No Diagnostic Substances) - 2.31%
Bio-Techne Corp.	4,239	1,619,001
Seagen, Inc. (2)	9,629	1,337,083

		2,956,084

Computer Communications Equipment - 1.60%
Arista Networks, Inc. (2)	6,765	2,042,286

Computer Peripheral Equipment, Nec - 1.49%
Palo Alto Networks, Inc. (2)	5,931	1,910,138

Electrical Work - 1.07%
Quanta Services, Inc.	15,600	1,372,488

Eletromedical & Electrotherapeutic Apparatus - 1.23%
Masimo Corp. (2)	6,827	1,567,889

Electronic Components & Accessories - 1.25%
Novanta, Inc. (2)	3,819	503,688
Universal Display Corp.	4,623	1,094,588

		1,598,276

Electronic Components, Nec - 1.44%
II-VI, Inc. (2)	27,008	1,846,537

Electronic Connectors - 0.79%
Amphenol Corp. Class A	15,392	1,015,410

General Industrial Machinery & Equipment - 1.38%
Zebra Technologies Corp. Class A (2)	3,652	1,771,877

Household Appliances - 0.74%
A.O. Smith Corp.	13,920	941,131

Industrial Instruments For Measurement, Display, And Control- 1.88%
Cognex Corp.	7,232	600,183
Keysight Technologies, Inc. (2)	12,615	1,808,991

		2,409,174

Instruments For Meas & Testing Of Electricity & Elec Signals - 2.63%
Teradyne, Inc.	27,625	3,361,410

Laboratory Analytical Instruments - 1.25%
10X Genomics, Inc. Class A (2)	3,961	716,941
Agilent Technologies, Inc.	12,614	1,603,744

		2,320,685

Measuring & Controlling Devices, Nec - 1.13%
Trimble, Inc. (2)	18,519	1,440,593

Motor Vehicle Parts & Accessories - 1.26%
Borgwarner, Inc.	34,840	1,615,182

Optical Instrumentts & Lenses - 1.08%
KLA Tencor Corp.	4,174	1,379,090

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.84%
Align Technology, Inc. (2)	1,032	558,859
Edwards Lifesciences Corp. (2)	20,539	1,717,882
Intuitive Surgical, Inc. (2)	1,830	1,352,260

		3,629,001

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.04%
RPM International, Inc.	14,549	1,336,326

Pharmaceutical Preparations- 2.95%
Horizon Therapeutics PLC (2)	16,564	1,524,551
Genmab A/S ADR (2)	47,276	1,552,071
Maravai LifeSciences Holdings, Inc. Class A (2)	19,669	701,003

		3,777,625

Pumps & Pumping Equipment - 1.06%
IDEX Corp.	6,454	1,350,951

Refrigeration & Service Industry Machinery - 0.75%
The Middleby Corp. (2)	5,788	959,361

Retail-Auto Dealers & Gasoline Stations - 1.15%
Copart, Inc. (2)	13,497	1,465,909

Retail-Building Materials, Hardware, Garden Supply - 1.92%
Fastenal Co.	48,835	2,455,424

Retail-Drug Stores And Proprietary Stores - 0.55%
National Vision Holdings, Inc. (2)	15,937	698,519

Retail- Eating & Drinking Places - 1.43%
Chipotle Mexican Grill, Inc. Class A (2)	1,284	1,824,333

Retail-Retail Stores, Nec. - 1.26%
Ulta Beauty, Inc. (2)	5,196	1,606,447

Retail-Variety Stores- 1.83%
Dollar General Corp.	5,000	1,013,100
Dollar Tree, Inc. (2)	11,639	1,332,200

		2,345,300

Semiconductors & Related Devices - 7.13%
Advanced Micro Devices, Inc. (2)	10,131	795,284
IPG Photonics Corp. (2)	4,172	880,042
Marvell Technology Group Ltd. (Bermuda)	37,396	1,831,656
Maxim Integrated Products, Inc. (2)	7,000	639,590
Microchip Technology, Inc.	11,425	1,773,388
Monolithic Power Systems, Inc.	6,919	2,443,860
Skyworks Solutions, Inc.	4,172	765,479

		9,129,299

Services-Business Services, Nec. - 3.62%
Costar Group, Inc. (2)	3,801	3,124,004
Etsy, Inc. (2)	7,494	1,511,315

		4,635,319

Service-Commercial Physical & Biological Research - 1.20%
Charles River Laboratories International, Inc. (2)	5,286	1,532,041

Services-Computer Integrated Systems Design - 1.92%
Cerner Corp.	34,270	2,463,328

Services-Computer Processing & Data Preparation - 1.66%
Zendesk, Inc. (2)	12,083	1,602,447
Zynga, Inc. Class A (2)	50,780	518,464

		2,120,911

Services-Computer Programming, Data Processing, Etc. - 4.43%
Factset Research Systems, Inc.	3,371	1,040,257
Five9, Inc. (2)	11,233	1,756,055
IAC/InterActiveCorp (2)	2,816	609,129
Twitter, Inc. (2)	35,593	2,264,782

		5,670,223

Services-Computer Programming Services - 0.51%
EPAM Systems, Inc. (2)	1,635	648,588

Services-Consumer Credit Reporting, Collection Agencies - 1.61%
TransUnion	22,921	2,062,890

Services-Equipment Rental & Leasing, Nec - 0.43%
Zimmer Biomet Holdings, Inc.	3,451	552,436

Services-Medical Laboratories- 1.09%
Laboratory Corp. of America Holdings (2)	5,451	1,390,168

Services-Offices & Clinics of Doctors of Medicine- 1.54%
Envista Holdings Corp. (2)	20,894	852,475
Teladoc Health, Inc. (2)	6,136	1,115,218

		1,967,693

Services-Miscellaneous Amusement & Recreation - 0.75%
Vail Resorts, Inc. (2)	3,295	961,020

Services-Prepackaged Software - 16.66%
Atlassian Corp. PLC Class A (United Kingdom) (2)	4,739	998,792
Cadence Design Systems, Inc. (2)	18,803	2,575,823
Crowdstrike Holdings, Inc. Class A (2)	6,281	1,146,345
Docusign, Inc. (2)	12,322	2,494,589
Electronic Arts, Inc.	16,338	2,211,675
Guidewire Software, Inc. (2)	15,756	1,601,282
Okta, Inc. (2)	2,741	604,199
Paycom Software, Inc. (2)	4,490	1,661,570
Paylocity Holding Corp. (2)	3,757	675,621
Square, Inc. Class A (2)	10,706	2,430,797
Twilio, Inc. Class A (2)	10,290	3,506,420
Tyler Technologies, Inc. (2)	2,517	1,068,542
Veeva Systems, Inc. Class A (2)	1,350	352,674

		21,328,329

Special Industry Machinery - 0.92%
Brooks Automation, Inc.	14,459	1,180,577

Sugar & Confectionery Products - 0.73%
Hershey Co.	5,875	929,190

Surgical & Medical Instruments & Apparatus - 5.22%
Abiomed, Inc. (2)	6,055	1,929,910
Dexcom, Inc. (2)	8,607	3,093,270
Glaukos Corp. (2)	17,374	1,458,200
Resmed, Inc.	1,033	200,423

		6,681,803

Trucking (No Local) - 1.22%
Old Dominion Freight Line, Inc.	6,507	1,564,348

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.59%
Hologic, Inc. (2)	27,333	2,033,029
Trex Co., Inc. (2)	20,494	1,876,021

		3,909,050

Total Investments - 96.77%	(Cost $ 90,968,433)	123,855,309

Other Assets less Liabilities - 3.23%		4,135,178

Total Net Assets - 100.00%		127,990,487

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$123,855,309	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$123,855,309	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.